Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,303.4	$ 3,405.5	$ 665.1
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	637.2	407.3	324.4
Share-based compensation	100.3	97.0	77.4
Change in fair value of contingent consideration	(149.9)	14.7	(159.1)
Impairment of intangible assets	643.7	190.3	19.9
Goodwill impairment charge	0.0	0.0	198.9
Impairment of assets held for sale	0.0	0.0	636.9
Write down of assets	0.0	0.0	58.2
Gain on sale of product rights	(14.7)	(54.6)	(15.9)
Unwind of inventory fair value step-ups	31.1	91.9	0.0
Other, net	12.5	29.4	11.4
Movement in deferred taxes	(198.2)	(14.3)	(349.9)
Equity in losses/(earnings) of equity method investees	2.2	(2.7)	(3.9)
Changes in operating assets and liabilities:
Increase in accounts receivable	(211.4)	(66.1)	(148.3)
Iincrease in sales deduction accruals	97.6	107.6	177.5
Increase in inventory	(63.2)	(25.3)	(36.6)
Decrease/(increase) in prepayments and other assets	37.2	42.4	(60.9)
Increase in accounts and notes payable and other liabilities	109.2	5.3	67.9
Net cash provided by operating activities	2,337.0	4,228.4	1,463.0
CASH FLOWS FROM INVESTING ACTIVITIES:
Movements in restricted cash	(32.0)	(32.6)	(5.3)
Purchases of subsidiary undertakings and businesses, net of cash acquired	(5,553.4)	(4,104.4)	(227.8)
Purchases of non-current investments	(9.5)	(23.1)	(10.6)
Purchases of PP&E	(114.7)	(77.0)	(157.0)
Proceeds from short-term investments	67.0	57.8	0.0
Proceeds received on sale of product rights	17.5	127.0	19.2
Proceeds from disposal of non-current investments	18.7	21.5	12.1
Other, net	(13.5)	0.2	8.5
Net cash used in investing activities	(5,619.9)	(4,030.6)	(360.9)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving line of credit, long-term and short-term borrowings	3,760.8	2,310.8	0.0
Repayment of revolving line of credit, long term and short term borrowings	(3,110.9)	(1,461.8)	0.0
Repayment of debt acquired through business combinations	0.0	(551.5)	0.0
Proceeds from ViroPharma call options	0.0	346.7	0.0
Payment of dividend	(134.4)	(121.2)	(96.4)
Payments to acquire shares (in USD)			(243.8)
Excess tax benefit associated with exercise of stock options	32.4	39.7	13.4
Proceeds from exercise of options	16.6	17.4	17.2
Facility arrangement fee	(24.1)	(10.2)	(13.9)
Contingent consideration payments	(101.2)	(15.2)	(14.1)
Other, net	(0.2)	(0.2)	(7.0)
Net cash provided by/(used in) financing activities	439.0	554.5	(344.6)
Effect of foreign exchange rate changes on cash and cash equivalents	(3.0)	(9.3)	(0.3)
Net (decrease)/increase in cash and cash equivalents	(2,846.9)	743.0	757.2
Cash and cash equivalents at beginning of period	2,982.4	2,239.4	1,482.2
Cash and cash equivalents at end of period	135.5	2,982.4	2,239.4
Supplemental information associated with continuing operations:
Interest paid	(20.0)	(14.5)	(29.9)
Income taxes repaid	76.9	395.0	0.0
Income taxes paid	(145.9)	(200.6)	(290.2)
Receipt of break fee		1,635.4
Continung operations
Adjustments to reconcile net income to net cash provided by operating activities:
Goodwill impairment charge			7.1
Gain on sale of product rights		(88.2)
Discontinued operations
Adjustments to reconcile net income to net cash provided by operating activities:
Goodwill impairment charge			191.8
Gain on sale of product rights		33.6
EBT
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments to acquire shares (in USD)	0.0	0.0	(50.0)
Share Buy-back Program
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments to acquire shares (in USD)	$ 0.0	$ 0.0	$ (193.8)